Other Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-financial assets
Prepaid expenses	$ 5,298	$ 5,104
Prepayments to suppliers	954	2,239
Input tax from business tax	5,982	6,143
Temporary payments for commodity tax	5,820	13,034
Prepayments for property, plant and equipment	11,039	5,393
Intangible assets	772	883
Current tax assets	100	42
Others	77	109
Non-financial assets	30,042	32,947
Financial assets
Refundable deposits	3,721	3,518
Restricted demand deposits	2,530	1,692
Restricted time deposits	3,286	3,457
Others	493	807
Other financial assets	10,030	9,474
Other assets	40,072	42,421
Current	22,009	30,961
Non-current	$ 18,063	$ 11,460
Bottom of range
Financial assets
Restricted time deposits	0.0055	0.0032
Top of range
Financial assets
Restricted time deposits	0.0675	0.0146